Events after reporting period	12 Months Ended
Apr. 30, 2026
Events After Reporting Period
Events after reporting period
30.	Events after reporting period

The Group evaluated all events and transactions from April 30, 2026 up through September 17, 2026 which is the date that these consolidated financial statements are available to be issued. There were no material subsequent events that require disclosure in these consolidated financial statements except below:

On August 3, 2026, the Company received a Staff Delisting Determination from The Nasdaq Stock Market LLC (“Nasdaq”) stating that Nasdaq had determined to delist the Company’s ordinary shares pursuant to Nasdaq Listing Rule IM-5101-4. The Company has requested a hearing before the Nasdaq Hearings Panel, which will automatically stay the delisting process pending the Panel’s decision.